10. OPTIONS (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Options Details
Number of Warrants, Beginning	200,000
Number of Warrants, Granted
Number of Warrants, Exercised	(200,000)
Number of Warrants, Canceled
Number of Warrants, Ending
Number of Warrants, Exercisable
Weighted Average Exercise Price, Beginning	$ 0.55
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised	$ 0.55
Weighted Average Exercise Price,Canceled
Weighted Average Exercise Price, Ending
Weighted Average Exercise Price, Exercisable
Weighted Average Remaining Contractual Life (in years), Beginning	1 year 9 months 18 days
Weighted Average Remaining Contractual Life (in years), Exercised	1 year 8 months 5 days